Share-Based Compensation (Summary of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2012 Successor [Member] Stock Option Tranche 1 [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 1 [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member]	Dec. 31, 2012 Successor [Member] Rollover Stock Options [Member]	Jun. 30, 2013 Successor [Member] Rollover Stock Options [Member]	Sep. 28, 2012 Predecessor [Member]
Shares:
Beginning balance	0	21,630	0	21,630	18,100	17,893	2,286
Granted	21,930	500	21,930	0	0	0	310
Exercised	0	0	0	0	(207)	(542)	(1,659)
Forfeited	(300)	(300)	(300)	(300)	0	0	(937)
Ending balance	21,630	21,830	21,630	21,330	17,893	17,351	0
Exercisable	0	0	0	0	17,893	17,351
Expected to vest	19,791	20,084	19,791	19,517
Weighted Average Exercise Price (in dollars per share):
Beginning balance	$ 0.00	$ 1.00	$ 0.00	$ 1.00	$ 0.25	$ 0.25	$ 30.11
Granted	$ 1.00	$ 1.00	$ 1.00	$ 0.00	$ 0.00	$ 0.00	$ 32.97
Exercised	$ 0.00	$ 0.00		$ 0.00	$ 0.25	$ 0.25	$ 25.61
Forfeited	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 0.00	$ 0.00	$ 39.12
Ending balance	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 0.25	$ 0.25	$ 0.00
Exercisable	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.25	$ 0.25
Expected to vest	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Weighted Average Remaining Life, Outstanding	4 years 9 months 18 days	9 years 6 months	4 years 9 months 18 days	9 years 6 months	4 years 8 months 12 days	4 years 2 months 12 days	0 years
Weighted Average Remaining Life, Exercisable	0 years	0 years	0 years	0 years	0 years	4 years 2 months 12 days
Weighted Average Remaining Life, Expected to vest	4 years 9 months 18 days	9 years 6 months		9 years 6 months
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0	$ 0	$ 0	$ 13,420	$ 13,013	$ 0
Aggregate Intrinsic Value, Exercisable	0	0	0	0	13,420	13,013
Aggregate Intrinsic Value, Vested and expected to vest	$ 0	$ 0	$ 0	$ 0